Note 9. Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Goodwill	$ 2,526	$ 2,532
Sterilization Technologies [Member]
Goodwill	1,600
Medical Isotopes [Member]
Goodwill	$ 900